Commitments and Contingencies (Details)	12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)
Peng Zhang [Member]
Commitments and Contingencies [Line Items]
Officers compensation	$ 28,285	¥ 180,000
Employment term	Till 2019	Till 2019
Li Wu [Member]
Commitments and Contingencies [Line Items]
Officers compensation	$ 20,742	¥ 132,000
Employment term	Till 2019	Till 2019
Wei Zhang [Member]
Commitments and Contingencies [Line Items]
Officers compensation	$ 18,857	¥ 120,000
Employment term	Till 2019	Till 2019
Xiang Bu [Member]
Commitments and Contingencies [Line Items]
Officers compensation	$ 18,857	¥ 120,000
Employment term	Till 2019	Till 2019
Zhenyu Chen [Member]
Commitments and Contingencies [Line Items]
Officers compensation	$ 18,857	¥ 120,000
Employment term	Till 2019	Till 2019